Organization and Description of Business (Details) - facility	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Organization and Description of Business
Number of manufacturing facilities	7	7
Concord, North Carolina
Organization and Description of Business
Number of manufacturing facilities	3	3
North Little Rock, Arkansas
Organization and Description of Business
Number of manufacturing facilities	2	2
Kigali, Rwanda
Organization and Description of Business
Number of manufacturing facilities	1	1
Johor Bahru, Malaysia
Organization and Description of Business
Number of manufacturing facilities	1	1